UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2018

Date of reporting period:	7/31/2017

Item 1. Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.3%
Alabama — 1.1%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%		10/01/44	500	$562,135
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250%		10/01/48	500	569,415
Lower Alabama Gas Dist. Rev., Ser. A	5.000%		09/01/46	4,500	5,639,355
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800%		05/01/34	1,000	1,104,970
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250%		11/01/33	1,750	1,919,837

					9,795,712

Arizona — 3.8%
Arizona Indl. Dev. Auth. Rev., Basis Schs. Proj., Ser. A, Rfgd., 144A	5.375%		07/01/50	1,000	1,053,880
Maricopa Cnty. Indl. Dev. Auth. Rev., Horizon Cmnty. Learning Ctr., Rfdg.	5.000%		07/01/35	2,000	2,069,740
Maricopa Cnty. Indl. Dev. Auth. Rev., Paradise Schs. Projs. Parago, Rfdg., 144A	5.000%		07/01/47	1,000	1,016,320
Maricopa Cnty. Indl. Dev. Auth. Rev., Reid Traditional Schs. Projs.	5.000%		07/01/47	1,000	1,038,590
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co. Proj., Ser. B, Rfdg.	7.250%		04/01/40	1,500	1,639,710
Phoenix City Indl. Dev. Auth. Rev., Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000%		07/01/46	1,000	1,031,610
Phoenix City Indl. Dev. Auth. Rev., Basis Schs., Rfdg., 144A	5.000%		07/01/45	1,000	1,032,280
Phoenix City Indl. Dev. Auth. Rev., Great Hearts Academies Proj.	5.000%		07/01/44	2,250	2,394,495
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000%		09/01/29	3,000	3,161,010
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%		12/01/32	4,890	5,805,750
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%		12/01/37	9,315	11,213,584
Tempe Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250%		12/01/42	1,000	1,063,680

					32,520,649

California — 10.7%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125%		07/01/41	775	854,802
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS	5.250	%(c)	06/01/21	2,650	2,664,389
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS	5.450	%(c)	06/01/28	4,500	4,553,775
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS, Ser. B	5.100	%(c)	06/01/28	1,750	1,732,518
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%		07/01/39	1,770	1,920,007
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%		11/15/40	750	872,790
California Mun. Fin. Auth. Rev., American Heritage Ed., Ser. A, Rfdg.	5.000%		06/01/46	750	806,985
California Mun. Fin. Auth. Rev., Eisenhower Med. Ctr., Ser. A, Rfdg.	4.000%		07/01/47	1,000	1,020,400
California Poll. Ctrl. Fin. Auth. Rev., Green Bond, Calplant I Proj., AMT, 144A	8.000%		07/01/39	2,000	2,187,220
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250%		08/01/40	500	545,130
California St., GO	4.000%		08/01/46	1,000	1,056,520
California St., GO, Var. Purp.	5.500%		11/01/39	1,000	1,093,350
California St., GO, Var. Purp.	6.000%		04/01/38	3,500	3,782,100

California St., GO, Var. Purp.	6.000%		11/01/39	1,500	1,659,795
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000%		12/01/31	1,000	1,132,800
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1 (Prerefunded 10/01/19)(ee)	5.750%		10/01/30	750	826,920
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. I-1 (Prerefunded 11/01/19)(ee)	6.375%		11/01/34	750	840,885
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000%		07/01/45	750	805,178
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, Rfdg., 144A	5.000%		07/01/51	1,000	1,066,550
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Kipp LA Proj., Ser. A, 144A	5.000%		07/01/45	650	700,115
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250%		11/01/44	750	770,168
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp., Rfdg.	5.000%		11/01/40	2,000	2,149,240
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A	5.250%		12/01/44	1,000	1,087,320
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000%		12/01/46	5,000	5,388,000
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250%		12/01/56	3,500	3,809,085
California Statewide Cmntys. Dev. Auth. Rev., Sch. Facs., Aspire Pub. Sch. (Prerefunded 01/01/19)(ee)	6.000%		07/01/30	995	1,066,411
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes, 144A	7.250%		11/15/41	500	551,900
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000%		09/01/34	500	550,740
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., 1st Sub., Ser. B, CABS	6.930	%(t)	06/01/47	10,000	1,308,600
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750%		06/01/47	12,490	12,490,000
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-2, CABS	5.300	%(c)	06/01/37	5,000	5,018,400
Inland Valley Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000%		09/01/44	1,000	1,114,230
Lincoln Pub. Fing., Auth. Spl. Assmt., Twelve Bridges, Sub., Ser. B	6.000%		09/02/27	1,000	1,125,440
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%		11/15/35	3,510	4,227,198
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/37	685	883,951
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500%		11/01/39	2,060	2,937,148
M-S-R Energy Auth. Calif. Rev., Ser. A	7.000%		11/01/34	1,650	2,358,114
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%		11/01/41	1,800	1,954,170
Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125%		05/01/31	1,000	1,095,250
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250%		11/01/45	1,000	1,172,080
Riverside Cnty. Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E (Prerefunded 10/01/20)(ee)	6.500%		10/01/40	2,000	2,336,520
San Buenaventura Rev., Cmnty. Mem. Hlth. Sys.	7.500%		12/01/41	1,000	1,170,430
San Buenaventura Rev., Cmnty. Mem. Hlth. Sys.	8.000%		12/01/26	500	620,870
San Francisco City & Cnty. Arpt. Comm. Rev., Ser. C, AMT, Rfdg.	5.000%		05/01/25	1,000	1,124,030
Santa Margarita Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Village of Sendero	5.625%		09/01/36	675	758,599
South Bayside Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000%		09/01/36	500	547,450
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A-1	4.750%		06/01/23	3,780	3,787,711

					91,525,284

Colorado — 2.5%
Colorado Edl. & Cultural Facs. Auth. Rev., Impt., Chrt. Sch. Univ. LA, Rfdg., 144A	5.000%	12/15/45	1,000	1,011,540
Colorado Edl. & Cultural Facs. Auth. Rev., Lighthouse Bldg. Corp., Rfdg.	5.000%	11/01/44	885	895,664
Colorado Edl. & Cultural Facs. Auth. Rev., Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj., 144A	5.375%	07/01/44	1,350	1,382,886
Colorado Edl. & Cultural Facs. Auth. Rev., Windsor Chrt. Sch., Rfdg., 144A	5.000%	09/01/46	1,390	1,375,919
Colorado High Performance Transn. Enterprise Rev., C-470 Express Lanes	5.000%	12/31/56	1,000	1,093,700
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.000%	01/01/37	1,250	1,313,000
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.250%	01/01/37	550	573,491
Colorado Hlth. Facs. Auth. Rev., Covenant Retirement Cmntys., Rfdg.	5.000%	12/01/35	1,250	1,362,238
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Proj.	4.000%	01/15/45	2,500	2,588,925
Denver Convention Ctr. Htl. Auth. Rev., Sr. Bonds, Rfdg.	5.000%	12/01/40	650	731,991
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375%	09/01/26	1,000	1,088,660
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc., Sr. Lmt. Prop. TA., Rfdg.	5.000%	12/01/45	1,500	1,630,815
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000%	12/01/40	1,000	1,033,470
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500%	11/15/38	4,000	5,676,920

				21,759,219

Connecticut — 0.4%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%	07/01/41	1,250	1,368,100
Harbor Point Infrastructure Impt. Dist. Tax Alloc., Harbor Point Proj., Ser. A	7.875%	04/01/39	2,000	2,223,480

				3,591,580

Delaware — 0.4%
Delaware St. Econ. Dev. Auth. Rev., Aspira Chrt. Sch., Ser. A	5.000%	06/01/46	1,000	1,017,300
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000%	09/01/46	500	540,920
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg.	5.000%	07/01/32	1,375	1,463,151

				3,021,371

District of Columbia — 1.2%
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000%	06/01/42	3,500	3,666,425
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	400	447,108
Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg.	6.000%	07/01/43	850	984,784
Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg.	6.000%	07/01/48	725	837,839
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000%	10/01/53	2,500	2,673,300
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250%	10/01/27	1,500	1,566,960

				10,176,416

Florida — 8.1%
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125%	05/01/43	2,760	2,794,721
Broward Cnty. Sys. Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,679,700
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350%	07/01/29	2,025	2,138,501
Celebration Pointe Cmnty. Dev. CCD 1, Spl. Assmt., Alachua Cnty.	5.000%	05/01/48	1,000	1,006,060
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,339,050

Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,160,380
Cityplace CDD Spl. Assmt., Rfdg.	5.000%	05/01/26	1,000	1,138,590
Collier Cnty. Indl. Dev. Auth. Rev., Arlington of Naples Proj., Ser. A, Rfdg., 144A	8.125%	05/15/44	2,000	2,224,340
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	566,235
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,166,560
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750%	06/15/42	2,000	2,201,040
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000%	09/15/40	1,750	1,803,970
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000%	11/15/26	500	527,695
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000%	11/15/36	4,700	4,886,261
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B, Rmkt. (Prerefunded 08/15/19)(ee)	8.000%	08/15/32	1,000	1,149,560
Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Electric, Ser. A, Rmkt., Rfdg.	5.650%	05/15/18	1,000	1,033,550
Indigo Cmnty. Dev. Dist. Cap. Impvt., Spl. Assmt.^(d)	5.750%	05/01/36	935	448,800
Jacksonville Econ. Dev. Rev., Gerdau Ameristeel U.S., Inc., AMT	5.300%	05/01/37	3,000	2,862,000
Lakewood Ranch Stewardship Dist., Spl. Assmt.	4.875%	05/01/45	1,000	1,014,170
Lakewood Ranch Stewardship Dist., Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625%	05/01/27	500	513,200
Lakewood Ranch Stewardship Dist., Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375%	05/01/47	1,000	1,029,360
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250%	05/01/26	250	252,905
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125%	05/01/46	1,500	1,524,735
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg., 144A	3.950%	12/15/21	1,750	1,799,700
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg., 144A	4.200%	12/15/25	1,000	1,027,700
Miami-Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Childrens Hosp., Rfdg.	4.000%	08/01/47	1,500	1,537,110
Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000%	05/01/37	1,980	2,095,276
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000%	10/01/42	2,000	2,111,040
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750%	10/01/43	1,500	1,652,415
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000%	12/01/31	500	553,225
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500%	06/01/49	1,000	1,189,340
Sarasota Cnty. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625%	07/01/39	1,000	1,063,920
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Rfdg.	5.250%	10/01/34	1,250	1,348,513
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	6.250%	04/01/39	1,910	2,043,318
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A, Rfdg. (Prerefunded 08/01/20)(ee)	6.000%	08/01/45	1,000	1,141,610
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A, Rfdg. (Prerefunded 11/15/19)(ee)	6.500%	11/15/39	1,500	1,683,375
Tallahassee Hlth. Facs. Mem. Rev. , Ser. A	5.000%	12/01/55	1,000	1,075,350
Village Cmnty. Dev. Dist. No. 7. Fla. Spl. Assmt., Rfdg.	4.000%	05/01/36	1,960	1,974,465
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt., Phase II, Rfdg.	6.125%	05/01/39	2,160	2,386,886

Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt.	7.000%	05/01/41	780	919,573
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt., Rfdg.	5.500%	05/01/42	2,135	2,384,090
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	5.125%	05/01/43	1,155	1,247,966
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	6.000%	05/01/44	1,000	1,156,160
Village Cmnty. Dev. Dist. No.11. Fla. Spl. Assmt.	4.500%	05/01/45	1,465	1,490,535
Village Cmnty. Dev. Dist. No.12. Fla. Spl. Assmt.	3.875%	05/01/47	3,000	2,854,710

				69,197,660

Georgia — 0.9%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000%	01/01/30	500	550,160
Burke Cnty. Dev. Auth. Poll. Ctrl. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B, Rfdg.	5.500%	01/01/33	1,000	1,016,490
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750%	06/01/29	2,000	2,338,360
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150%	02/01/20	1,000	1,083,260
Marietta Dev. Auth. Rev., Life Univ., Rfdg. (Prerefunded 06/15/18)(ee)	7.000%	06/15/39	1,000	1,051,980
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000%	04/01/44	1,500	1,638,285

				7,678,535

Guam — 0.2%
Guam Govt., Ser. A, GO (Prerefunded 11/15/19)(ee)	7.000%	11/15/39	1,000	1,134,260
Guam Govt. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%	07/01/35	500	547,635

				1,681,895

Hawaii — 0.9%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A, Rfdg.	5.500%	07/01/40	1,000	1,087,390
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	5.750%	07/01/40	500	547,345
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A (Prerefunded 11/15/19)(ee)	9.000%	11/15/44	1,000	1,178,370
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500%	07/01/43	2,500	2,840,825
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500%	07/01/39	1,000	1,075,840
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co., Ser. B, AMT, Rfdg.	4.000%	03/01/37	1,000	1,017,440

				7,747,210

Idaho — 0.3%
Idaho Hlth. Facs. Auth. Rev., Madison Mem. Hosp., Rfdg.	5.000%	09/01/37	1,000	1,092,630
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750%	11/01/37	1,000	1,061,130

				2,153,760

Illinois — 11.4%
Chicago Brd. of Edu., GO, Ser. A., Rfdg.	7.000%	12/01/44	3,000	3,065,970
Chicago Brd. of Edu., Ser. A	7.000%	12/01/46	1,500	1,538,595
Chicago Brd. of Edu., Spl. Tax	6.000%	04/01/46	1,500	1,625,730
Chicago O’Hare Int’l. Arpt. Rev., Gen., Sr. Lien, Ser. D, AMT	5.000%	01/01/52	1,000	1,109,180
Chicago O’Hare Int’l. Arpt. Rev., Gen., Third Lien, Ser. C (Prerefunded 01/01/21)(ee)	6.500%	01/01/41	1,000	1,179,840
Chicago O’Hare Int’l. Arpt. Rev., Gen., Third Lien, Ser. C, AMT, Rfdg.	5.375%	01/01/39	1,500	1,686,015
Chicago O’Hare Int’l. Arpt. Rev., Ser. C, AMT, Rfdg.	4.375%	01/01/40	2,000	2,075,640
Chicago O’Hare Int’l. Arpt. Rev., Sr. Lien, Ser. G, AMT	5.000%	01/01/52	1,000	1,109,180
Chicago Transit Auth. Rev., Second Lien	5.000%	12/01/46	5,000	5,438,800

Chicago Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000%	01/01/39	3,355	3,640,074
Chicago, IL, GO, Ser. 2003 B, Rmkt., Rfdg.	5.000%	01/01/23	750	789,908
Chicago, IL, GO, Ser. 2005 D, Rmkt., Rfdg.	5.500%	01/01/37	5,790	5,989,060
Chicago, IL, GO, Ser. 2007 E, Rmkt., Rfdg.	5.500%	01/01/35	3,000	3,110,670
Chicago, IL, GO, Ser. A	5.500%	01/01/39	1,500	1,547,805
Chicago, IL, GO, Ser. A, Rfdg.	5.000%	01/01/34	3,600	3,613,572
Chicago, IL, GO, Ser. A, Rfdg.	6.000%	01/01/38	2,500	2,681,925
Chicago, IL, GO, Ser. C, Rfdg.	5.000%	01/01/26	1,000	1,056,190
Chicago, IL, GO, Ser. C, Rfdg.	5.000%	01/01/38	2,500	2,503,300
Illinois Fin. Auth. Rev., Cent. DuPage Hlth., Ser. B, Rfdg.	5.500%	11/01/39	1,500	1,638,870
Illinois Fin. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450%	11/01/36	1,000	1,066,970
Illinois Fin. Auth. Rev., Illinois Inst. of Tech., Ser. A, Rfdg.	5.000%	04/01/36	5,000	4,881,100
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A, Rfdg.	6.000%	08/15/39	1,500	1,640,760
Illinois Fin. Auth. Rev., Presence Health Netw., Ser. C, Rfdg.	4.000%	02/15/41	6,000	5,583,600
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Prerefunded 05/01/20)(ee)	6.000%	05/01/28	1,500	1,697,955
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Prerefunded 08/15/19)(ee)	7.750%	08/15/34	10	11,350
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A, Rfdg. (Prerefunded 08/15/19)(ee)	7.750%	08/15/34	990	1,123,610
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp., Ser. A (Prerefunded 11/01/18)(ee)	7.250%	11/01/38	3,405	3,671,305
Illinois Fin. Auth. Rev., Silver Cross & Med. Ctrs. (Prerefunded 08/15/19)(ee)	7.000%	08/15/44	3,000	3,357,690
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A, Rfdg. (Prerefunded 02/15/20)(ee)	6.000%	08/15/38	1,500	1,684,530
Illinois St., GO	4.000%	06/01/36	3,000	2,828,910
Illinois St., GO	5.000%	05/01/33	950	986,480
Illinois St., GO	5.000%	03/01/36	1,800	1,845,828
Illinois St., GO	5.000%	05/01/36	2,000	2,059,080
Illinois St., GO	5.000%	02/01/39	2,165	2,218,064
Illinois St., GO	5.000%	05/01/39	1,000	1,025,250
Illinois St., GO	5.250%	07/01/31	1,000	1,059,300
Illinois St., GO, Rfdg.	5.000%	08/01/25	1,000	1,076,340
Illinois St., GO, Rfdg., AGM	4.000%	02/01/31	500	496,905
Illinois St., GO, Ser. A	5.000%	01/01/33	2,000	2,058,940
Railsplitter Tob. Settlement Auth. Rev.	6.000%	06/01/28	2,250	2,563,538
Regl. Transn. Auth. Rev., Ser. A	4.000%	06/01/38	4,015	4,166,245
Regl. Transn. Auth. Rev., Ser. A	4.000%	06/01/39	3,015	3,121,610
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000%	03/01/40	1,500	1,547,520

				97,173,204

Indiana — 0.8%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000%	10/01/39	1,000	1,000,460
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwks Proj., Ser. A	5.750%	01/01/38	815	864,780
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwks Proj., Ser. A (Prerefunded 01/01/19)(ee)	5.750%	01/01/38	185	197,547
Valparaiso Rev., Pratt Paper LLC Proj., AMT	5.875%	01/01/24	900	1,008,414
Valparaiso Rev., Pratt Paper LLC Proj., AMT	7.000%	01/01/44	1,500	1,799,805

Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc. (Prerefunded 09/01/21)(ee)	7.750%	09/01/31	1,500	1,884,870

				6,755,876

Iowa — 1.4%
Ames Hosp. Rev, Mary Greeley Med. Ctr. (Prerefunded 06/15/20)(ee)	5.250%	06/15/36	1,000	1,116,450
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.000%	12/01/19	420	428,954
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.250%	12/01/25	4,600	4,906,728
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.500%	12/01/22	5,600	5,722,752

				12,174,884

Kansas — 0.1%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth., Rfdg.	5.750%	11/15/38	1,000	1,092,640

Kentucky — 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Ser. B	5.000%	08/15/46	2,000	2,176,080
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A (Prerefunded 06/01/20)(ee)	6.375%	06/01/40	3,500	4,011,805
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250%	06/01/39	500	536,755
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625%	09/01/39	500	534,850

				7,259,490

Louisiana — 0.7%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Westlake Chem. Corp., Ser. A-2	6.500%	11/01/35	1,000	1,135,500
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Woman’s Hosp. Fndtn., Ser. A (Prerefunded 10/01/20)(ee)	6.000%	10/01/44	2,000	2,305,820
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000%	05/15/47	1,000	1,104,950
New Orleans Sewerage Serv. Rev.	5.000%	06/01/45	500	560,065
New Orleans Sewerage Serv. Rev., Rfdg.	5.000%	06/01/44	1,000	1,109,650

				6,215,985

Maine — 0.6%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., E. Maine Healthcare, Ser. A	4.000%	07/01/46	3,000	2,635,260
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500%	07/01/32	2,000	2,274,660

				4,909,920

Maryland — 1.8%
Anne Arundel Cnty. Tax Alloc., Vlg. South Waugh Chapel Proj.	6.250%	07/01/40	2,000	2,064,560
Baltimore Rev., Convention Ctr. Hotel, Rfdg.	5.000%	09/01/46	1,000	1,114,790
Frederick Cnty. Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B	7.125%	07/01/43	1,995	2,194,500
Frederick Cnty. Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500%	07/01/40	4,510	4,664,693
Howard Cnty. Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100%	02/15/44	1,420	1,466,931

Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200%		09/01/22	1,000	1,081,750
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg. (Prerefunded 01/01/21)(ee)	6.250%		01/01/41	1,500	1,752,810
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Prerefunded 07/01/21)(ee)	6.000%		07/01/41	600	711,636

					15,051,670

Massachusetts — 1.1%
Massachusetts St. Dev. Fin. Agcy. Rev., SABIS Intl. Chrt. Sch., Rfdg.	5.000%		04/15/40	1,250	1,342,400
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I	7.250%		01/01/32	2,000	2,329,200
Massachusetts St. Dev. Fin. Agcy. Rev., UMass Mem. Healthcare, Rfdg.	5.000%		07/01/38	2,130	2,378,933
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%		07/01/32	3,000	3,006,930

					9,057,463

Michigan — 2.3%
Michigan Fin. Auth. Rev., Henry Ford Hlth., Rfdg.	4.000%		11/15/46	4,000	4,040,080
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr.	5.000%		07/01/35	500	551,090
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr., Ser. C-1	5.000%		07/01/44	1,000	1,086,950
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375%		10/15/41	750	850,905
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth. (Prerefunded 11/15/19)(ee)	5.750%		11/15/39	1,000	1,106,300
Michigan St. Strategic Fund Rev., Var. Detroit Ed., Rmkt., Rfdg.	5.625%		07/01/20	1,000	1,112,720
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500%		12/01/20	1,600	1,660,784
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. V, Rfdg. (Prerefunded 09/01/18)(ee)	8.250%		09/01/39	2,150	2,319,205
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. W, Rfdg. (Prerefunded 08/01/19)(ee)	6.000%		08/01/39	1,000	1,097,960
Star Intl. Academy Rev., Pub. Sch. Academy, Rfdg.	5.000%		03/01/33	2,000	2,035,980
Summit Academy Rev., Rfdg.	6.250%		11/01/25	1,910	1,910,859
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000%		12/01/28	1,500	1,657,290

					19,430,123

Minnesota — 0.5%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000%		07/01/44	1,250	1,264,513
St. Cloud Rev., Centracare Hlth., Ser. A, Rfdg.	4.000%		05/01/37	1,250	1,326,725
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg.	5.000%		11/15/44	1,000	1,075,010
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT, 144A	4.500%		10/01/37	1,000	881,210

					4,547,458

Mississippi — 0.7%
Mississippi St. Bus. Fin. Comm. Gulf Opp. Zone, Var. Rev., Chevron USA, Inc. Proj., Ser. F, FRDD (Mandatory put date 08/01/17)	0.720	%(c)	11/01/35	4,300	4,300,000
Mississippi St. Bus. Fin. Comm. Gulf Opp. Zone, Var. Rev., Chevron USA, Inc. Proj., Ser. G, FRDD (Mandatory put date 08/01/17)	0.770	%(c)	11/01/35	390	390,000

Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj. Rev., Ser. A	6.500%	09/01/32	1,000	1,052,900

				5,742,900

Missouri — 2.0%
Joplin Indl. Dev. Auth. Rev., Freeman Hlth. Sys., Rfdg.	5.000%	02/15/35	1,000	1,098,620
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875%	11/01/39	1,500	1,546,440
Missouri St. Hlth. & Ed. Facs. Auth. Rev., BJC Hlth. Sys., Ser. A	4.000%	01/01/45	2,010	2,065,838
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs.	6.000%	02/01/41	1,000	1,100,720
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs., Rfdg.	5.000%	02/01/44	4,000	4,259,960
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Svcs., Ser. A	5.000%	02/01/46	1,000	1,087,990
Missouri St. Hlth. & Ed. Facs. Auth. Rev., St. Louis Clg. Pharmacy, Ser. B	5.000%	05/01/45	1,500	1,588,095
Poplar Bluff Regl. Transn. Dev. Dist., Transn. Sales Tax Rev.	4.750%	12/01/42	2,100	2,186,121
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Village Sunset Hills, Ser. A	5.875%	09/01/43	1,000	1,129,670
St. Louis Cnty. Indl. Dev. Auth. Rev., St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125%	12/01/45	1,000	1,012,100

				17,075,554

Nevada 0.3%
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000%	08/01/23	1,430	1,450,664
Nevada St. Dept. of Bus. & Ind. Rev., Somerset Acad., Ser. A, 144A	5.125%	12/15/45	1,000	1,014,210

				2,464,874

New Jersey 8.1%
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., AMT, Rfdg.	5.750%	09/15/27	1,530	1,686,320
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250%	09/15/29	5,000	5,442,200
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875%	09/15/19	2,150	2,262,595
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125%	09/15/23	5,000	5,407,900
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625%	11/15/30	2,275	2,568,043
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375%	01/01/43	1,390	1,552,199
New Jersey Econ. Dev. Auth. Rev., Provident Grp., Rowan Pptys. LLC, Ser. A	5.000%	01/01/48	1,000	1,066,900
New Jersey Econ. Dev. Auth. Rev., Ser. AAA,	5.000%	06/15/41	2,000	2,054,120
New Jersey Econ. Dev. Auth. Rev., Ser. BBB, Rfdg.	5.500%	06/15/30	1,500	1,650,060
New Jersey Econ. Dev. Auth. Rev., Ser. WW	5.250%	06/15/40	1,250	1,323,400
New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000%	10/01/43	1,700	1,884,076
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000%	06/15/37	1,500	1,555,980
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.125%	06/15/43	1,100	1,139,699
New Jersey Econ. Dev. Auth. Rev., United Airlines, Inc. Proj., Rmkt., AMT	5.500%	06/01/33	2,000	2,221,700
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp. (Prerefunded 07/01/21)(ee)	6.000%	07/01/41	500	593,665

New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	4.000%		07/01/41	1,500	1,531,875
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg. (Prerefunded 07/01/21)(ee)	5.625%		07/01/37	1,000	1,170,890
New Jersey Healthcare Facs. Fin. Auth. Rev., Hackensack Meridian Hlth., Rfgd.	4.000%		07/01/52	1,000	1,022,710
New Jersey Healthcare Facs. Fin. Auth. Rev., Princeton Healthcare Sys., Ser. A, Rfdg.	5.000%		07/01/39	1,000	1,128,720
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000%		07/01/43	1,500	1,699,260
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Joseph’s Healthcare Sys. Oblig., Rfdg.	4.000%		07/01/48	1,500	1,455,240
New Jersey Healthcare Facs. Fin. Auth. Rev., University Hosp., Ser. A, AGM, Rfdg.	5.000%		07/01/46	1,500	1,684,125
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750%		07/01/33	2,000	2,168,500
New Jersey St. Edl. Facs. Auth. Univ. Med. & Dentistry Rev., Ser. B, Rfdg. (Prerefunded 06/01/19)(ee)	7.500%		12/01/32	1,000	1,118,390
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Fed. Hwy. Reimbursement Nts., Ser. A1	5.000%		06/15/28	1,250	1,359,963
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. AA	5.000%		06/15/45	1,200	1,232,136
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. AA	5.250%		06/15/41	1,000	1,060,770
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. A	5.875%		12/15/38	2,000	2,091,260
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000%		11/01/39	750	820,440
Tob. Settlement Fing. Corp. Rev., Ser. 1A, Rfdg.	4.625%		06/01/26	6,030	5,983,087
Tob. Settlement Fing. Corp. Rev., Ser. 1A, Rfdg.	4.750%		06/01/34	3,000	2,846,370
Tob. Settlement Fing. Corp. Rev., Ser. 1A, Rfdg.	5.000%		06/01/41	8,610	8,218,417

					69,001,010

New York — 4.8%
Brooklyn Arena Loc. Dev. Corp. Rev., Barclays Ctr. Proj. (Prerefunded 01/15/20)(ee)	6.375%		07/15/43	1,250	1,414,800
Buffalo & Erie Cnty. Indl. Land Dev. Corp. Rev., Tapestry Chrt. Sch. Proj., Ser. A	5.000%		08/01/47	750	775,515
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000%		01/01/35	1,000	1,076,230
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev., Asset Bkd., 1st Sub., Ser. B, CABS	6.910	%(t)	06/01/47	5,000	657,900
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev., Asset Bkd., 2nd Sub., Ser. C, CABS	7.460	%(t)	06/01/50	4,000	361,120
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. A	5.000%		01/01/56	2,105	2,130,134
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	5.270	%(t)	01/01/55	1,000	735,630
Nassau Cnty. Tob. Settlement Corp. Rev., Asset Bkd., Sr., Ser. A-3	5.125%		06/01/46	2,250	2,196,202
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750%		11/15/51	1,750	2,019,938
New York Liberty Dev. Corp. Rev., Class 1-3 World Trade Ctr., Rfdg., 144A	5.000%		11/15/44	5,000	5,415,000
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A (Prerefunded 07/01/20)(ee)	6.000%		07/01/40	1,000	1,140,260
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg.	5.000%		12/01/37	200	219,358
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg., 144A	5.000%		12/01/45	1,000	1,082,710
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000%		07/01/41	3,000	2,977,080

New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000%	07/01/46	2,000	1,959,600
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	5.250%	01/01/50	9,250	10,145,400
Onondaga Civic Dev. Corp. Rev., St. Joseph Hosp. Hlth. Ctr., Ser. 2012 (Prerefunded 07/01/22)(ee)	5.000%	07/01/42	1,000	1,176,460
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%	12/01/20	500	548,040
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	6.000%	12/01/42	2,500	2,802,775
TSASC, Inc., Rev., Ser. 1, Rfdg.	5.000%	06/01/41	2,000	2,189,280

				41,023,432

North Carolina — 0.4%
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000%	01/01/39	750	782,438
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000%	10/01/35	1,000	1,032,130
North Carolina Tpk. Auth. Rev., Ser. A, Rfdg.	5.000%	07/01/51	1,250	1,382,412

				3,196,980

North Dakota — 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Prerefunded 07/01/21)(ee)	5.000%	07/01/35	750	857,475

Ohio 3.8%
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.125%	06/01/24	4,620	4,319,700
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.375%	06/01/24	2,995	2,902,125
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/30	6,500	6,142,305
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/47	6,655	6,269,143
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	6.500%	06/01/47	2,425	2,391,705
Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.000%	02/15/57	1,000	1,059,880
Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.500%	02/15/57	1,000	1,110,390
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj., Ser. A	4.000%	11/01/45	2,000	2,068,140
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%	06/01/42	1,250	1,376,437
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Rfdg.	6.250%	12/01/34	600	679,620
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%	11/15/41	750	867,668
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%	11/15/37	875	1,033,655
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250%	08/01/41	1,200	1,295,892
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000%	06/30/53	1,000	1,086,250

				32,602,910

Oklahoma — 0.7%
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%	02/15/42	1,500	1,641,060
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Rfdg.	5.250%	11/15/45	1,000	1,092,130
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A, Rfdg. (Prerefunded 05/01/20)(ee)	7.125%	11/01/30	1,000	1,159,980

Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, AMT, Rfdg. (Mandatory put date 06/01/25)	5.000%	06/01/35	1,250	1,350,913
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Ser. A, AMT, Rfdg.	5.500%	06/01/35	1,000	1,061,320

				6,305,403

Oregon — 0.3%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400%	10/01/44	1,000	1,072,330
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000%	05/15/42	1,000	1,094,330

				2,166,660

Pennsylvania — 7.2%
Allentown Neighborhood Impt. Zone Dev. Auth. Rev., City Ctr. Proj., 144A	5.000%	05/01/42	1,000	1,041,180
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj. (Prerefunded 07/01/19)(ee)	7.250%	07/01/39	1,000	1,115,090
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375%	12/01/41	2,700	3,032,181
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000%	10/01/44	1,000	1,037,720
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250%	01/01/41	1,000	1,018,670
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	6.125%	01/01/45	2,000	2,083,080
Cumberland Cnty. Mun. Auth., Rev., Diakon Lutheran, Rfdg. (Prerefunded 01/01/19)(ee)	6.375%	01/01/39	900	968,265
Doylestown Hosp. Auth. Rev., Doylestown Hosp., Ser. A, Rfdg.	5.000%	07/01/46	2,155	2,315,224
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000%	07/01/46	1,000	1,051,230
Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125%	06/01/41	1,450	1,573,323
Lancaster Cnty. Hosp. Auth. Rev., Brethren Vlg. Proj., Rfdg.	5.250%	07/01/41	1,000	1,078,520
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000%	07/01/45	2,000	2,148,260
Pennsylvania Econ. Dev. Fin. Auth. Rev., Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250%	01/01/32	750	796,650
Pennsylvania Econ. Dev. Fin. Auth. Rev., US Airways Grp., Ser. B, Gty. Agmt.	8.000%	05/01/29	490	553,063
Pennsylvania Tpk. Commn. Rev., Ser. A-1	5.000%	12/01/41	5,170	5,821,575
Pennsylvania Tpk. Commn. Rev., Ser. A-1	5.000%	12/01/46	3,950	4,431,781
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A	5.500%	12/01/42	1,500	1,777,725
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A	5.500%	12/01/46	1,740	2,060,630
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A-1	5.000%	12/01/46	2,000	2,212,080
Pennsylvania Tpk. Commn. Rev., Sub., Ser. B-1	5.250%	06/01/47	2,000	2,294,360
Philadelphia Auth. for Indl. Dev. Rev., First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250%	06/15/43	2,000	2,325,740
Philadelphia Auth. for Indl. Dev. Rev., Gtr. Philadelphia Hlth Action, Rfdg.	6.625%	06/01/50	3,000	3,119,310
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625%	12/15/41	2,000	2,268,960
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625%	12/15/41	1,000	1,099,340
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625%	07/01/42	6,750	7,255,507
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.000%	07/01/34	4,275	4,278,976
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.500%	07/01/30	500	500,650

Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. B, Rfdg.	5.500%		07/01/26	750	751,185
Susquehanna Area Regl. Arpt. Auth., Arpt. Sys. Rev., Ser. A, AMT	6.500%		01/01/38	1,500	1,527,870

					61,538,145

Puerto Rico — 1.1%
Puerto Rico Comnwlth. Adequate & Swr. Auth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.750%		07/01/37	1,350	1,098,630
Puerto Rico Comnwlth. Adequate & Swr. Auth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%		07/01/47	1,125	933,739
Puerto Rico Comnwlth., GO, Ser. A, Rfdg.(d)	8.000%		07/01/35	5,200	3,120,000
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A(d)	6.750%		07/01/36	2,000	1,220,000
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX(d)	5.250%		07/01/40	2,000	1,220,000
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A , CABS	15.880	%(t)	08/01/33	5,000	433,450
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A(d)	5.375%		08/01/39	1,500	403,125
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A(d)	5.750%		08/01/37	1,000	268,750
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A(d)	6.000%		08/01/42	2,150	577,812

					9,275,506

Rhode Island — 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A (Prerefunded 05/15/19)(ee)	7.000%		05/15/39	2,000	2,212,860
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000%		06/01/40	600	649,200

					2,862,060

South Carolina — 0.5%
South Carolina Prt. Auth. Rev, AMT	4.000%		07/01/45	1,500	1,549,335
South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250%		12/01/55	2,500	2,795,625

					4,344,960

South Dakota — 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000%		07/01/42	1,655	1,794,252

Tennessee — 1.2%
Bristol Indl. Dev. Brd. Sales Tax Rev., Ser. A, 144A	5.125%		12/01/42	2,000	1,977,480
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A	5.250%		01/01/45	2,000	2,113,620
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, Rfdg.	6.000%		07/01/38	1,000	1,092,230
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000%		07/01/37	850	894,548
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Vanderbilt Univ. Med. Ctr., Ser. A	4.000%		07/01/47	2,000	2,049,120
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250%		12/01/42	1,100	1,125,575
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/22	1,000	1,125,280

					10,377,853

Texas — 10.6%
Arlington Higher Edu. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625%		08/15/46	1,050	1,008,641
Austin Convention Enterprises, Inc., Sub., Second Tier, Ser. B, Rfdg.	5.000%		01/01/34	1,050	1,168,262

Austin Convention Enterprises, Inc., Sub., Second Tier, Ser. B, Rfdg.	5.000%	01/01/32	1,000	1,121,980
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000%	07/15/41	1,250	1,358,987
Board of Managers Jt., Guadalupe Cnty., City of Seguin Hosp. Rev., Rfdg.	5.000%	12/01/45	500	517,185
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.^(d)	5.400%	05/01/29	2,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. A, AMT, Elec. Rmkt., Rfdg.^(d)	8.250%	10/01/30	3,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.^(d)	5.400%	10/01/29	1,000	—
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt., Rfdg.	6.125%	04/01/45	2,050	2,260,576
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Prerefunded 01/01/20)(ee)	5.750%	01/01/25	1,000	1,110,080
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Prerefunded 01/01/21)(ee)	6.000%	01/01/41	2,000	2,321,860
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000%	01/01/45	1,000	1,119,040
Central Tex. Regl. Mobility Auth. Rev., Sub., Rfdg.	4.000%	01/01/41	1,000	993,950
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000%	08/15/42	1,000	1,049,870
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.750%	08/15/41	1,000	1,080,520
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%	08/15/43	1,000	1,149,670
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A, Rfdg.	9.000%	02/15/38	2,000	2,044,740
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A (Prerefunded 12/01/20)(ee)	6.125%	12/01/40	3,000	3,482,550
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250%	09/01/44	1,370	1,449,981
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125%	10/01/43	2,000	2,239,960
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000%	12/01/45	1,500	1,544,715
Houston Arpt. Sys. Rev., Ser. B-1, AMT	5.000%	07/15/35	2,000	2,128,780
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., AMT, Rfdg.	6.625%	07/15/38	1,500	1,667,040
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%	07/01/32	1,000	1,090,290
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%	07/01/25	250	279,618
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000%	02/15/42	1,250	1,314,637
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A (Prerefunded 05/15/21)(ee)	6.500%	05/15/31	465	554,587
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A, (Prerefunded 05/15/21)(ee)	6.500%	05/15/31	535	640,491
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000%	08/15/35	3,000	3,279,930
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A (Prerefunded 08/15/19)(ee)	6.375%	08/15/44	1,000	1,106,230
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Lifeschools of Dallas, Ser. A (Prerefunded 08/15/19)(ee)	7.500%	08/15/41	2,000	2,256,820
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000%	06/01/30	1,000	1,052,030
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000%	06/01/30	1,800	1,893,654
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt., Rfdg.	6.300%	11/01/29	1,000	1,109,570
New Hope Cultural Ed. Facs. Corp. Rev., CHF Collegiate Housing, Tarleton St. Proj., Ser. A	5.000%	04/01/47	1,000	1,062,020
New Hope Cultural Ed. Facs. Corp. Rev., Jubilee Academic Ctr., Ser. A, 144A	5.125%	08/15/47	1,000	1,004,860

New Hope Cultural Ed. Facs. Corp. Rev., Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000%		08/15/46	2,000	2,001,400
New Hope Cultural Ed. Facs. Corp. Rev., MRC Crestview, Rfdg.	5.000%		11/15/46	1,150	1,186,133
New Hope Cultural Ed. Facs. Corp. Rev., Westminster Manor Proj., Rfdg.	4.000%		11/01/36	1,250	1,233,413
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg.	6.000%		01/01/38	2,000	2,290,720
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg.	5.750%		01/01/40	450	458,190
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg.	6.250%		01/01/39	195	207,876
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg., (Prerefunded 01/01/19)(ee)	6.250%		01/01/39	1,305	1,401,700
North Tex. Twy. Auth. Rev., Ser. A, Rfdg.	4.000%		01/01/38	2,000	2,075,380
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	6.500%		08/15/39	175	187,346
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Prerefunded 08/15/19)(ee)	6.500%		08/15/39	825	915,420
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000%		08/15/46	1,000	1,007,440
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B^(d)	6.150%		08/01/22	1,000	—
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Prerefunded 08/15/20)(ee)	6.700%		08/15/40	1,000	1,166,890
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000%		11/15/40	1,100	1,150,116
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth., Ser. A, Rfdg.	4.000%		11/15/42	2,750	2,836,322
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Buckingham Sr. Lvng. Cmnty. Proj., Ser. A	5.500%		11/15/45	1,900	1,992,568
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Hlth. Resources Sys. Oblig., Ser. A, Rfdg.	4.000%		02/15/47	2,000	2,036,520
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000%		10/01/44	1,000	1,058,530
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. A	5.250%		12/15/26	4,100	4,885,601
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. B	1.535	%(c)	12/15/26	1,500	1,430,130
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, Blueridge Transn., AMT	5.000%		12/31/50	1,930	2,107,792
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, LBJ Infrastructure	7.000%		06/30/40	4,670	5,309,883
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners	6.875%		12/31/39	2,000	2,237,980
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750%		06/30/43	500	579,275
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000%		12/31/38	1,500	1,738,080
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Prerefunded 02/15/20)(ee)	6.200%		02/15/40	1,000	1,124,250

					90,082,079

Utah — 0.3%
Salt Lake City Corp. Arpt. Rev., Ser. A, AMT	5.000%		07/01/47	1,100	1,259,038
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000%		04/15/45	1,000	1,036,960

					2,295,998

Vermont — 0.1%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Rfdg.	5.400%		05/01/33	1,100	1,156,276

Virginia — 1.5%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	4.020	%(t)	07/15/40	1,000	819,460
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875%		03/01/36	1,250	1,378,900
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250%		01/01/32	2,055	2,277,741
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500%		01/01/42	3,000	3,317,280
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000%		01/01/40	4,780	5,159,867

					12,953,248

Washington — 1.6%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000%		04/01/30	1,000	1,091,210
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750%		12/01/35	625	682,425
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A, Rfdg.	5.000%		12/01/37	3,000	3,162,780
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250%		06/01/32	1,160	1,279,004
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr., Rdfg. (Prerefunded 12/01/21)(ee)	5.000%		12/01/42	1,000	1,160,890
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.000%		07/01/38	1,100	1,229,910
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.500%		07/01/30	1,115	1,222,196
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hosp. (Prerefunded 10/01/19)(ee)	5.625%		10/01/38	1,250	1,373,725
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375%		01/01/44	2,000	2,280,820

					13,482,960

West Virginia — 0.1%
West Virginia Econ. Dev. Auth. Rev., Morgantown Energy Assoc., AMT, Rfdg.	2.875%		12/15/26	870	849,381

Wisconsin — 1.3%
Pub. Fin. Auth. Arpt. Facs. Rev., Bancroft Neurohealth Proj., Ser. A, 144A	5.125%		06/01/48	1,000	1,004,570
Pub. Fin. Auth. Arpt. Facs. Rev., Celanese Proj., Ser. C, AMT, Rfdg.	4.300%		11/01/30	3,000	3,119,700
Pub. Fin. Auth. Arpt. Facs. Rev., Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125%		02/01/46	1,000	942,980
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000%		07/01/42	1,500	1,557,825
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250%		07/01/28	1,000	1,079,320
Wisconsin Hlth. & Ed. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000%		11/15/46	2,500	2,555,725
Wisconsin Hlth. & Ed. Facs. Auth. Rev., St. Johns Cmntys., Inc., Ser. B, Rfdg.	5.000%		09/15/45	500	524,110

					10,784,230

Wyoming — 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%		07/15/39	500	534,830

TOTAL INVESTMENTS — 99.3% (cost $806,118,854)(x)	847,286,980
Other assets in excess of liabilities — 0.7%	5,667,593

NET ASSETS — 100.0%	$852,954,573

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
CDD	Community Development District
COP	Certificates of Participation
FRDD	Floating Rate Daily Demand Note
GO	General Obligation
NATL	National Public Finance Guaranty Corp.

#	Principal amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $448,800 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(t)	Represents zero coupon or step bond. Rate quoted represents effective yield at July 31, 2017.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$804,091,428

Appreciation	55,569,039
Depreciation	(12,373,487)

Net Unrealized Appreciation	$43,195,552

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$9,795,712	$—
Arizona	—	32,520,649	—
California	—	91,525,284	—
Colorado	—	21,759,219	—
Connecticut	—	3,591,580	—
Delaware	—	3,021,371	—
District of Columbia	—	10,176,416	—

	Level 1	Level 2	Level 3
Florida	$—	$68,748,860	$448,800
Georgia	—	7,678,535	—
Guam	—	1,681,895	—
Hawaii	—	7,747,210	—
Idaho	—	2,153,760	—
Illinois	—	97,173,204	—
Indiana	—	6,755,876	—
Iowa	—	12,174,884	—
Kansas	—	1,092,640	—
Kentucky	—	7,259,490	—
Louisiana	—	6,215,985	—
Maine	—	4,909,920	—
Maryland	—	15,051,670	—
Massachusetts	—	9,057,463	—
Michigan	—	19,430,123	—
Minnesota	—	4,547,458	—
Mississippi	—	5,742,900	—
Missouri	—	17,075,554	—
Nevada	—	2,464,874	—
New Jersey	—	69,001,010	—
New York	—	41,023,432	—
North Carolina	—	3,196,980	—
North Dakota	—	857,475	—
Ohio	—	32,602,910	—
Oklahoma	—	6,305,403	—
Oregon	—	2,166,660	—
Pennsylvania	—	61,538,145	—
Puerto Rico	—	9,275,506	—
Rhode Island	—	2,862,060	—
South Carolina	—	4,344,960	—
South Dakota	—	1,794,252	—
Tennessee	—	10,377,853	—
Texas	—	90,082,079	—
Utah	—	2,295,998	—
Vermont	—	1,156,276	—
Virginia	—	12,953,248	—
Washington	—	13,482,960	—
West Virginia	—	849,381	—
Wisconsin	—	10,784,230	—
Wyoming	—	534,830	—

Total	$—	$846,838,180	$448,800

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 18, 2017

*	Print the name and title of each signing officer under his or her signature.